Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	$ 757,283	$ 750,335
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		344,182	349,279
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		104,170	99,431
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		17,109	14,518
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		291,822	287,107
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	3,910	2,960
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	1,946	1,497
Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	1,008	759
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	740	535
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	216	169
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	2,374	1,815
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	1,329	1,015
31 - 60 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	648	505
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	238	173
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	159	122
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	1,191	896
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	617	482
61 - 90 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	360	254
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	157	113
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	57	47
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3],[4]	345	249
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3],[4]	$ 345	$ 249

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular aging of the loans resumes, after the end of the deferral period.
[3]	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
[4]	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.